INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforwards	$ 1,190,713	$ 1,465,593
Allowance for doubtful accounts of accounts receivable	27,745	65,526
Allowance for doubtful accounts of prepayments	70,207	114,293
Allowance for doubtful accounts of other current assets	1,717	1,858
Less: allowance on deferred tax assets	$ (1,290,381)	$ (1,647,270)